Investments (Details) - Schedule of investments in fixed maturity securities $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)
Investments (Details) - Schedule of investments in fixed maturity securities [Line Items]
Amortized Cost	$ 36,876
Unrealized (Losses) Gains	(7)
Fair Value	36,869
Commercial Paper [Member]
Investments (Details) - Schedule of investments in fixed maturity securities [Line Items]
Amortized Cost	5,299
Unrealized (Losses) Gains	1
Fair Value	5,300
Corporate bonds [Member]
Investments (Details) - Schedule of investments in fixed maturity securities [Line Items]
Amortized Cost	31,577	[1]
Unrealized (Losses) Gains	(8)	[1]
Fair Value	$ 31,569	[1]

[1]	Classified as available-for-sale with original maturities of ninety-one to 365 days on the Balance Sheets as of September 30, 2021.